Curian/UBS Global Long Short Fixed Income Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/UBS Global Long Short Fixed Income Opportunities Fund (the “Fund”) is to seek to maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/UBS Global Long Short Fixed Income Opportunities Fund
Management Fees		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.25%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		1.47%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/UBS Global Long Short Fixed Income Opportunities Fund	150	465	803	1,757

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate in most recent fiscal year	0.15
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing its assets across a wide range of fixed income securities, currencies and other investments to generate total returns under a variety of market conditions and economic cycles.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, debt securities of supranationals and corporations including trust-preferred securities, convertible securities, mortgage-backed securities, asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.  The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The Fund may invest in fixed income securities of any credit quality, including non-investment grade securities (often referred to as high yield securities or “junk bonds”).

The Fund expects to use exchange traded and/or over-the-counter derivative instruments extensively in employing its long/short, globally-oriented fixed income and currency strategy.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, options (including, but not limited to, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities, caps, floors, collars, structured notes and other derivative instruments.  The Fund may invest in derivatives to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund may use derivatives for hedging or non-hedging purposes.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund’s portfolio duration.

In addition, the Fund may establish short positions in fixed income securities through the use of any of the derivative instruments listed above to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation.  UBS Global Asset Management (Americas) Inc., the Fund’s sub-adviser (the “Sub-Adviser”), expects that the duration of the Fund’s portfolio will be between approximately +6 and -6 years depending on the level and expected future direction of interest rates.  Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in 1% increments.  For example, when the level of interest rates increases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of six years generally will decrease by approximately 6% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of six years generally will increase by approximately 6%.  Conversely when the level of interest rates decreases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of six years generally will increase by approximately 6% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of six years generally will decrease by approximately 6%.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

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Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
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Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

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Derivatives risk – Investing in derivative instruments, such as swaps (including interest rate swaps and credit default swaps), options, futures contracts, forward currency contracts, reverse repurchase agreements, other over-the-counter contracts, and certain exchange-traded funds, involves risks, including liquidity, market, counterparty, credit, and currency risks, mispricing or improper valuation.  Changes in the value of the derivative may not move as expected relative to the value of the assets, rates, or indices the derivative is designed to track, and the Fund could lose more than the principal amount invested.

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Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

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Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

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High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

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Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

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Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

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Leverage Risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

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Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

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Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

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Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources or their legal right to support from the U.S. Treasury.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.